INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Schedule of intangible assets

				Computer
				Software,
			Mineral	production
			exploration	quota and
	Goodwill	Mining rights	rights	others	Total
Year ended December 31, 2021
Opening net carrying amount	3,509,857	7,425,833	988,374	1,524,240	13,448,304
Additions	—	91,412	—	2,242	93,654
Disposals	—	(3,639)	—	—	(3,639)
Impairment (i)	—	(11,340)	(185,086)	—	(196,426)
Amortization	—	(326,052)	—	(51,662)	(377,714)
Transfer from property, plant and equipment (Note 7)	—	17,595	—	10,346	27,941
Currency translation differences	(342)	(1,692)	(2,225)	(985)	(5,244)
Closing net carrying amount	3,509,515	7,192,117	801,063	1,484,181	12,986,876

As of December 31, 2021
Cost	3,509,515	9,972,299	984,092	1,929,188	16,395,094
Accumulated amortization and impairment	—	(2,780,182)	(183,029)	(445,007)	(3,408,218)
Net carrying amount	3,509,515	7,192,117	801,063	1,484,181	12,986,876
(i)	The Group made the decision in 2021 to discontinue its exploration activities in Laos due to the continuous impact of Covid-19 on the feasibility of further exploration and development on the related mining properties. As a result, the total carrying amount of the mineral exploration rights amounting to RMB185 million was fully impaired.

				Computer
				Software,
			Mineral	production
			exploration	quota and
	Goodwill	Mining rights	rights	others	Total
Year ended December 31, 2020
Opening net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460
Additions	—	—	—	7,382	7,382
Disposals	—	(277,715)	—	—	(277,715)
Impairment	—	—	—	(416)	(416)
Amortization	—	(412,599)	—	(46,883)	(459,482)
Business combination	—	—	—	89	89
Transfer from property, plant and equipment (Note 7)	—	149,544	—	284,743	434,287
Currency translation differences	(1,035)	(6,308)	(12,958)	—	(20,301)
Closing net carrying amount	3,509,857	7,425,833	988,374	1,524,240	13,448,304

As of December 31, 2020
Cost	3,509,857	9,876,722	988,374	1,932,329	16,307,282
Accumulated amortization and impairment	—	(2,450,889)	—	(408,089)	(2,858,978)
Net carrying amount	3,509,857	7,425,833	988,374	1,524,240	13,448,304

Schedule of amortization expenses of intangible assets recognized in profit or loss

	For the years ended December 31
	2019	2020	2021
Cost of sales	294,766	371,616	305,484
General and administrative expenses	44,172	87,866	72,230
	338,938	459,482	377,714

Schedule of summary of goodwill allocated to each segment

	December 31, 2021		December 31, 2020
	Alumina	Primary aluminum	Alumina	Primary aluminum
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Aluminum Co., Ltd.	—	1,924,259	—	1,924,259
PT. Nusapati Prima (“PTNP“)	14,621	—	14,963	—
Shanxi Huaxing	1,163,949	—	1,163,949	—
	1,367,989	2,141,526	1,368,331	2,141,526